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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/09

ss

Check here if Amendment [_]; Amendment Number:____________

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates, Inc.
Address:  200 Clarendon St 56th Floor
          Boston, MA 02116

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas P. Alber
Title:    Chief Financial Officer
Phone:    617.574.6735

Signature, Place, and Date of Signing:

/s/ Thomas P. Alber         Boston, MA       08/14/09
------------------------    --------------   ---------
[Signature]                 [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name
     28-_________________        ______________________

   [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:   54,259,099

Form 13F Information Table Value Total:   $  540,639
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.     Form 13F File Number       Name
              28-
      _____   ________________________   ______________________________________

                                              Form 13F

Page 1 of 1              Name of Reporting Manager: TA Associates, Inc. 6/30/09

                                                                                                       (SEC USE ONLY)

                                                                               Item 6:                       Item 8:
                                                                             Investment                Voting Authority
                                                                             Discretion                     (Shares)
                                                                     -----------------------           ----------------
                                                                             (b)
                                                           Item 5:         Shared-            Item 7:
                      Item 2:     Item 3:      Item 4:    Shares of       As Defined    (c)   Managers
      Item 1:        Title of      CUSIP     Fair Market  Principal  (a)     in       Shared-   See    (a)   (b)   (c)
  Name of Issuer       Class      Number        Value      Amount    Sole Instr. V     Other  Instr. V Sole Shared None
-------------------  ---------  -----------  ------------ ---------- ---- ----------  ------- -------- ---- ------ ----

Cardtronics Inc.      Common    14161H 10 8  $ 46,707,880 12,259,286  X                                 X

Lumber Liquidators
  Inc.                Common    55003Q 10 3  $ 30,413,758  1,929,807  X                                 X

MetroPCS
  Communications
  Inc.                Common    591708 10 2  $390,373,329 29,329,326  X                                 X

Monotype Imaging
  Holdings Inc.       Common    61022P 10 0  $ 73,144,031 10,740,680  X                                 X

   COLUMN TOTALS                              540,638,998 54,259,099